                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
-------------------------------------------------------------------------------

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                      MASSACHUSETTS INVESTORS GROWTH STOCK FUND

LETTER FROM THE CEO                                   1
-------------------------------------------------------
PORTFOLIO COMPOSITION                                 2
-------------------------------------------------------
EXPENSE TABLE                                         3
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              5
-------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                  10
-------------------------------------------------------
STATEMENT OF OPERATIONS                              13
-------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                  14
-------------------------------------------------------
FINANCIAL HIGHLIGHTS                                 15
-------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        30
-------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT        42
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PROXY VOTING POLICIES AND INFORMATION                42
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QUARTERLY PORTFOLIO DISCLOSURE                       42
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CONTACT INFORMATION                          BACK COVER
-------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        MIG-SEM

[Photo of Robert J. Manning]


LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expresed in this letter ar esubject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              General Electric Co.                        3.0%
              ------------------------------------------------
              Intel Corp.                                 2.9%
              ------------------------------------------------
              Microsoft Corp.                             2.6%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.6%
              ------------------------------------------------
              Oracle Corp.                                2.6%
              ------------------------------------------------
              Procter & Gamble Co.                        2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Medtronic, Inc.                             2.2%
              ------------------------------------------------
              Genzyme Corp.                               2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.6%
              ------------------------------------------------
              Health Care                                19.2%
              ------------------------------------------------
              Financial Services                         10.1%
              ------------------------------------------------
              Industrial Goods & Services                 9.7%
              ------------------------------------------------
              Retailing                                   9.6%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Special Products & Services                 6.2%
              ------------------------------------------------
              Energy                                      4.3%
              ------------------------------------------------
              Leisure                                     3.6%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Utilities & Communications                  1.5%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------
              Basic Materials                             1.1%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual             0.92%     $1,000.00         $1,079.00        $4.77
    A   ------------------------------------------------------------------------
        Hypothetical (h)   0.92%     $1,000.00         $1,020.34        $4.63
--------------------------------------------------------------------------------
        Actual             1.57%     $1,000.00         $1,075.90        $8.13
    B   ------------------------------------------------------------------------
        Hypothetical (h)   1.57%     $1,000.00         $1,017.10        $7.90
--------------------------------------------------------------------------------
        Actual             1.57%     $1,000.00         $1,075.40        $8.12
    C   ------------------------------------------------------------------------
        Hypothetical (h)   1.57%     $1,000.00         $1,017.10        $7.90
--------------------------------------------------------------------------------
        Actual             0.57%     $1,000.00         $1,081.00        $2.96
    I   ------------------------------------------------------------------------
        Hypothetical (h)   0.57%     $1,000.00         $1,022.09        $2.87
--------------------------------------------------------------------------------
        Actual             1.57%     $1,000.00         $1,075.00        $8.12
    J   ------------------------------------------------------------------------
        Hypothetical (h)   1.57%     $1,000.00         $1,017.10        $7.90
--------------------------------------------------------------------------------
        Actual             1.07%     $1,000.00         $1,078.50        $5.54
    R   ------------------------------------------------------------------------
        Hypothetical (h)   1.07%     $1,000.00         $1,019.60        $5.39
--------------------------------------------------------------------------------
        Actual             1.67%     $1,000.00         $1,075.30        $8.64
   R1  -------------------------------------------------------------------------
        Hypothetical (h)   1.67%     $1,000.00         $1,016.60        $8.40
--------------------------------------------------------------------------------
        Actual             1.32%     $1,000.00         $1,076.40        $6.83
   R2   ------------------------------------------------------------------------
        Hypothetical (h)   1.32%     $1,000.00         $1,018.35        $6.64
--------------------------------------------------------------------------------
        Actual             1.22%     $1,000.00         $1,077.10        $6.32
   R3   ------------------------------------------------------------------------
        Hypothetical (h)   1.22%     $1,000.00         $1,018.85        $6.14
--------------------------------------------------------------------------------
        Actual             0.97%     $1,000.00         $1,078.40        $5.03
   R4   ------------------------------------------------------------------------
        Hypothetical (h)   0.97%     $1,000.00         $1,020.09        $4.89
--------------------------------------------------------------------------------
        Actual             0.67%     $1,000.00         $1,080.90        $3.48
   R5   ------------------------------------------------------------------------
        Hypothetical (h)   0.67%     $1,000.00         $1,021.59        $3.38
--------------------------------------------------------------------------------
        Actual             1.17%     $1,000.00         $1,077.80        $6.06
  529A  ------------------------------------------------------------------------
        Hypothetical (h)   1.17%     $1,000.00         $1,019.10        $5.89
--------------------------------------------------------------------------------
        Actual             1.82%     $1,000.00         $1,073.40        $9.41
  529B  ------------------------------------------------------------------------
        Hypothetical (h)   1.82%     $1,000.00         $1,015.86        $9.15
--------------------------------------------------------------------------------
        Actual             1.82%     $1,000.00         $1,074.60        $9.41
  529C  ------------------------------------------------------------------------
        Hypothetical (h)   1.82%     $1,000.00         $1,015.86        $9.15
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.


Common Stocks - 98.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------
Aerospace - 3.4%
-------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                    742,780    $    36,009,971
Precision Castparts Corp.                                              553,860         66,219,502
United Technologies Corp.                                            1,336,060         94,259,033
                                                                                  ---------------
                                                                                  $   196,488,506
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                           2,202,800    $    46,963,182
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.8%
-------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                              721,540    $    85,158,196
NIKE, Inc., "B"                                                      1,276,170         72,422,648
                                                                                  ---------------
                                                                                  $   157,580,844
-------------------------------------------------------------------------------------------------
Automotive - 1.6%
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (l)                                        496,500    $    33,247,142
Harman International Industries, Inc.                                  484,940         57,538,131
                                                                                  ---------------
                                                                                  $    90,785,273
-------------------------------------------------------------------------------------------------
Biotechnology - 4.8%
-------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                      1,367,580    $    77,035,781
Celgene Corp. (a)                                                      688,770         42,180,275
Genzyme Corp. (a)                                                    1,970,180        127,116,014
Millipore Corp. (a)                                                    391,910         29,303,111
                                                                                  ---------------
                                                                                  $   275,635,181
-------------------------------------------------------------------------------------------------
Broadcasting - 1.0%
-------------------------------------------------------------------------------------------------
News Corp., "A"                                                      2,542,340    $    56,160,291
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.0%
-------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                 3,375,350    $    75,844,115
Deutsche Boerse AG (l)                                                 186,870         44,230,538
Goldman Sachs Group, Inc.                                              258,650         59,701,593
Morgan Stanley                                                         562,240         47,812,890
                                                                                  ---------------
                                                                                  $   227,589,136
-------------------------------------------------------------------------------------------------
Business Services - 5.2%
-------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                      3,074,250    $   119,496,098
Automatic Data Processing, Inc.                                        786,090         39,068,673
Fidelity National Information Services, Inc.                           677,100         36,509,232
First Data Corp.                                                     1,768,470         57,828,969
Western Union Co.                                                    2,096,770         47,072,487
                                                                                  ---------------
                                                                                  $   299,975,459
-------------------------------------------------------------------------------------------------
Cable TV - 0.9%
-------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                               1,770,880    $    48,539,821
-------------------------------------------------------------------------------------------------
Computer Software - 6.9%
-------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                              2,293,432    $   101,094,483
Microsoft Corp.                                                      4,863,860        149,174,586
Oracle Corp. (a)                                                     7,586,480        147,025,982
                                                                                  ---------------
                                                                                  $   397,295,051
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.9%
-------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                               477,890    $    58,092,308
Dell, Inc. (a)                                                       1,294,180         34,774,617
Hewlett-Packard Co.                                                    347,140         15,867,769
                                                                                  ---------------
                                                                                  $   108,734,694
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.2%
-------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  555,030    $    37,164,809
eBay, Inc. (a)                                                       1,715,480         55,856,029
Procter & Gamble Co.                                                 2,291,886        145,649,355
                                                                                  ---------------
                                                                                  $   238,670,193
-------------------------------------------------------------------------------------------------
Electrical Equipment - 6.3%
-------------------------------------------------------------------------------------------------
Danaher Corp.                                                        1,098,510    $    80,740,485
General Electric Co.                                                 4,543,140        170,731,201
Rockwell Automation, Inc.                                              967,260         65,822,043
W.W. Grainger, Inc.                                                    492,930         43,402,487
                                                                                  ---------------
                                                                                  $   360,696,216
-------------------------------------------------------------------------------------------------
Electronics - 5.4%
-------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                              2,430,840    $    46,429,044
Intel Corp.                                                          7,513,840        166,581,833
Marvell Technology Group Ltd. (a)                                    2,581,980         40,588,726
Samsung Electronics Co. Ltd., GDR                                       98,141         28,117,397
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                     2,639,390         28,795,745
                                                                                  ---------------
                                                                                  $   310,512,745
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      529,070    $    44,002,752
-------------------------------------------------------------------------------------------------
Food & Beverages - 3.0%
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                            193,977    $    75,516,857
PepsiCo, Inc.                                                        1,376,510         94,056,928
                                                                                  ---------------
                                                                                  $   169,573,785
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                            2,539,448    $    97,870,326
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
-------------------------------------------------------------------------------------------------
International Game Technology                                          723,230    $    29,066,614
Royal Caribbean Cruises Ltd.                                         1,025,860         44,604,393
                                                                                  ---------------
                                                                                  $    73,671,007
-------------------------------------------------------------------------------------------------
General Merchandise - 2.7%
-------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           1,778,730    $    59,854,265
Target Corp.                                                         1,511,030         94,333,603
                                                                                  ---------------
                                                                                  $   154,187,868
-------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
-------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                               675,980    $    37,023,425
-------------------------------------------------------------------------------------------------
Internet - 2.7%
-------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                  226,410    $   112,695,578
Yahoo!, Inc. (a)                                                     1,506,610         43,239,707
                                                                                  ---------------
                                                                                  $   155,935,285
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                              451,210    $    22,050,633
-------------------------------------------------------------------------------------------------
Major Banks - 2.4%
-------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                           1,083,440    $    43,944,326
State Street Corp.                                                   1,386,420         94,650,893
                                                                                  ---------------
                                                                                  $   138,595,219
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
-------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                  431,770    $    31,286,054
-------------------------------------------------------------------------------------------------
Medical Equipment - 5.4%
-------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                    1,670,810    $    58,645,431
Baxter International, Inc.                                           1,002,650         56,990,626
DENTSPLY International, Inc.                                         1,034,360         37,381,770
Medtronic, Inc.                                                      2,395,030        127,343,745
St. Jude Medical, Inc. (a)                                             726,700         31,022,823
                                                                                  ---------------
                                                                                  $   311,384,395
-------------------------------------------------------------------------------------------------
Network & Telecom - 4.6%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                              5,529,720    $   148,860,062
Corning, Inc. (a)                                                      719,280         17,982,000
Juniper Networks, Inc. (a)                                           2,379,710         58,088,721
QUALCOMM, Inc.                                                         833,690         35,806,986
                                                                                  ---------------
                                                                                  $   260,737,769
-------------------------------------------------------------------------------------------------
Oil Services - 3.5%
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  1,103,440    $    75,364,952
Noble Corp.                                                            782,270         72,273,925
Schlumberger Ltd.                                                      551,520         42,946,862
Weatherford International Ltd. (a)                                     205,910         11,189,149
                                                                                  ---------------
                                                                                  $   201,774,888
-------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.7%
-------------------------------------------------------------------------------------------------
American Express Co.                                                 1,065,200    $    69,216,696
Moody's Corp.                                                          556,610         38,767,887
UBS AG                                                               1,616,010        105,381,921
                                                                                  ---------------
                                                                                  $   213,366,504
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
-------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                        2,186,060    $    36,922,553
Network Appliance, Inc. (a)                                            796,490         25,639,013
                                                                                  ---------------
                                                                                  $    62,561,566
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.9%
-------------------------------------------------------------------------------------------------
Allergan, Inc.                                                         726,680    $    90,493,460
Bayer AG                                                               404,100         29,082,308
Johnson & Johnson                                                    2,102,570        133,029,604
Roche Holding AG                                                       619,550        113,670,549
Wyeth                                                                1,468,840         84,957,706
                                                                                  ---------------
                                                                                  $   451,233,627
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
-------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          933,260    $    63,545,673
-------------------------------------------------------------------------------------------------
Specialty Stores - 2.4%
-------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                    1,897,670    $    62,281,529
Nordstrom, Inc.                                                        276,210         14,343,585
Staples, Inc.                                                        2,408,565         60,358,639
                                                                                  ---------------
                                                                                  $   136,983,753
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
-------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                               1,428,650    $    86,504,758
-------------------------------------------------------------------------------------------------
Tobacco - 0.8%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     619,180    $    44,023,698
-------------------------------------------------------------------------------------------------
Trucking - 1.2%
-------------------------------------------------------------------------------------------------
FedEx Corp.                                                            286,750    $    32,007,035
United Parcel Service, Inc., "B"                                       494,490         35,588,445
                                                                                  ---------------
                                                                                  $    67,595,480
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $5,087,747,149)                             $ 5,639,535,057
-------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.3% (y)
-------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.31%, due 6/01/07                    $    72,673,000    $    72,673,000
Merrill Lynch & Co., Inc., 5.32%, due 6/01/07                        2,240,000          2,240,000
-------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED
COST AND VALUE                                                                    $    74,913,000
-------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.5%
-------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc. Repurchase Agreement, 5.3%,
dated 5/31/07, due 6/01/07, total to be received $88,896,431
(secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded
account), at Cost                                              $    88,883,345    $    88,883,345
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $5,251,543,494)                               $ 5,803,331,402
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.3)%                                               (77,057,228
-------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                               $ 5,726,274,174
-------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $85,717,445 of securities
on loan (identified cost, $5,251,543,494)                        $5,803,331,402
Cash                                                                        728
Receivable for investments sold                                      19,447,408
Receivable for fund shares sold                                       1,593,788
Interest and dividends receivable                                     5,982,398
Other assets                                                            135,613
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $5,830,491,337
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  $11,958,137
Collateral for securities loaned, at value                           88,883,345
Payable to affiliates
  Management fee                                                        102,960
  Shareholder servicing costs                                         2,182,935
  Distribution and service fees                                         156,626
  Administrative services fee                                             3,356
  Program manager fees                                                      117
  Retirement plan administration and services fees                        1,634
Payable for independent trustees' compensation                          294,981
Accrued expenses and other liabilities                                  633,072
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $104,217,163
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,726,274,174
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $9,423,368,081
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         551,789,446
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (4,260,359,274)
Undistributed net investment income                                  11,475,921
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,726,274,174
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   395,436,456
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,826,703,944
  Shares outstanding                                                257,190,111
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.88
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                  $15.79
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,090,972,666
  Shares outstanding                                                 81,008,454
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.47
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $411,190,055
  Shares outstanding                                                 30,665,883
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.41
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $87,445,063
  Shares outstanding                                                  5,748,326
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.21
-------------------------------------------------------------------------------------------------------

Class J shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,139,600
  Shares outstanding                                                     85,480
-------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                 $13.33
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/96.00Xnet asset value per share                                  $13.89
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $25,104,729
  Shares outstanding                                                  1,693,298
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.83
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,270,867
  Shares outstanding                                                    243,732
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.42
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,252,127
  Shares outstanding                                                     92,519
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.53
-------------------------------------------------------------------------------------------------------


Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $14,704,704
  Shares outstanding                                                  1,002,901
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.66
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $15,516,493
  Shares outstanding                                                  1,043,933
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.86
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $240,325,169
  Shares outstanding                                                 16,055,614
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.97
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,241,023
  Shares outstanding                                                    424,906
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.69
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                  $15.59
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,014,415
  Shares outstanding                                                     76,192
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.31
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,393,319
  Shares outstanding                                                    105,107
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.26
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $38,290,643
  Interest                                                             5,386,402
  Other                                                                  709,745
  Foreign taxes withheld                                              (1,340,297)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $43,046,493
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $9,474,649
  Distribution and service fees                                       14,970,779
  Program manager fees                                                     8,179
  Shareholder servicing costs                                          5,361,567
  Administrative services fee                                            305,412
  Retirement plan administration and services fees                       122,815
  Independent trustees' compensation                                      74,809
  Custodian fee                                                          418,435
  Shareholder communications                                             339,625
  Auditing fees                                                           26,787
  Legal fees                                                              69,015
  Miscellaneous                                                          215,728
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $31,387,800
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (19,924)
  Reduction of expenses by investment adviser                            (18,618)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $31,349,258
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $11,697,235
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $224,125,951
  Foreign currency transactions                                          (42,087)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $224,083,864
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $195,114,301
  Translation of assets and liabilities in foreign currencies            (19,297)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $195,095,004
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $419,178,868
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $430,876,103
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                 YEAR ENDED
                                                                    5/31/07                   11/30/06
                                                                (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                                    $11,697,235                $(2,227,014)
Net realized gain (loss) on investments and foreign
currency transactions                                           224,083,864                160,500,792
Net unrealized gain (loss) on investments and foreign
currency translation                                            195,095,004                314,213,728
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                           $430,876,103               $472,487,506
-----------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions             $(784,166,393)           $(1,981,303,170)
-----------------------------------------------------------------------------------------------------
Total change in net assets                                    $(353,290,290)           $(1,508,815,664)
-----------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
At beginning of period                                        6,079,564,464              7,588,380,128
At end of period (including undistributed net investment
income of $11,475,921 and accumulated net investment
loss of $221,314)                                            $5,726,274,174             $6,079,564,464
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                      YEARS ENDED 11/30
                                   ENDED      ---------------------------------------------------------------------------------
CLASS A                          5/31/07              2006             2005               2004             2003            2002
                             (UNAUDITED)

Net asset value,
beginning of period               $13.79            $12.77           $11.88             $11.02            $9.98          $12.73
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                       $0.04             $0.02           $(0.00)(w)          $0.05            $0.00(w)       $(0.02)
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  1.05              1.00             0.94               0.81             1.04           (2.73)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $1.09             $1.02            $0.94              $0.86            $1.04          $(2.75)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                             $--               $--           $(0.05)               $--              $--             $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                            $14.88            $13.79           $12.77             $11.88           $11.02           $9.98
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)          7.90(n)           7.99             7.93               7.80(b)         10.42(j)       (21.60)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                      0.92(a)           0.93             0.96               0.92             0.95            0.94
Expenses after expense
reductions (f)                      0.92(a)           0.93             0.96               0.92              N/A             N/A
Net investment income
(loss)                              0.58(a)           0.17            (0.03)              0.44             0.01           (0.14)
Portfolio turnover                    25                91              125                141              283             227
Net assets at end of
period (000 omitted)          $3,826,704        $3,937,421       $4,771,192         $5,540,056       $7,079,160      $6,327,026
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                       YEARS ENDED 11/30
                                  ENDED       ---------------------------------------------------------------------------------
CLASS B                         5/31/07                2006             2005             2004               2003           2002
                            (UNAUDITED)

Net asset value,
beginning of period              $12.52              $11.68           $10.88           $10.16              $9.27         $11.89
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)        $(0.00)(w)          $(0.06)          $(0.08)          $(0.02)            $(0.06)        $(0.08)
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 0.95                0.90             0.88             0.74               0.95          (2.54)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.95               $0.84            $0.80            $0.72              $0.89         $(2.62)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $13.47              $12.52           $11.68           $10.88             $10.16          $9.27
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)         7.59(n)             7.19             7.35             7.09(b)            9.60(j)      (22.04)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                     1.57(a)             1.58             1.61             1.56               1.60           1.59
Expenses after expense
reductions (f)                     1.57(a)             1.58             1.61             1.56                N/A            N/A
Net investment loss               (0.08)(a)           (0.48)           (0.68)           (0.17)             (0.64)         (0.79)
Portfolio turnover                   25                  91              125              141                283            227
Net assets at end of
period (000 omitted)         $1,090,973          $1,389,908       $1,947,597       $2,415,346         $2,778,509     $2,820,241
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED       ------------------------------------------------------------------------
CLASS C                                  5/31/07              2006            2005           2004           2003           2002
                                     (UNAUDITED)

Net asset value,
beginning of period                       $12.47            $11.62          $10.83         $10.11          $9.23         $11.84
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.00)(w)        $(0.06)         $(0.08)        $(0.02)        $(0.06)        $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.94              0.91            0.87           0.74           0.94          (2.53)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.94             $0.85           $0.79          $0.72          $0.88         $(2.61)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $13.41            $12.47          $11.62         $10.83         $10.11          $9.23
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  7.54(n)           7.31            7.29           7.12(b)        9.53(j)      (22.04)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                              1.57(a)           1.58            1.61           1.56           1.60           1.59
Expenses after expense
reductions (f)                              1.57(a)           1.58            1.61           1.56            N/A            N/A
Net investment loss                        (0.07)(a)         (0.48)          (0.68)         (0.19)         (0.64)         (0.79)
Portfolio turnover                            25                91             125            141            283            227
Net assets at end of period
(000 omitted)                           $411,190          $451,097        $584,360       $739,534       $911,333       $917,809
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 11/30
                                            ENDED      ------------------------------------------------------------------------
CLASS I                                   5/31/07            2006            2005          2004             2003           2002
                                      (UNAUDITED)

Net asset value, beginning of period       $14.07          $12.99          $12.08        $11.17           $10.08         $12.81
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.07           $0.07           $0.04         $0.08            $0.04          $0.03
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.07            1.01            0.97          0.83             1.05          (2.76)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.14           $1.08           $1.01         $0.91            $1.09         $(2.73)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--             $--          $(0.10)          $--              $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $15.21          $14.07          $12.99        $12.08           $11.17         $10.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      8.10(n)         8.31            8.38          8.15(b)         10.81(j)      (21.31)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        0.57(a)         0.58            0.61          0.57             0.60           0.59
Expenses after expense reductions (f)        0.57(a)         0.58            0.61          0.57              N/A            N/A
Net investment income                        0.94(a)         0.51            0.32          0.67             0.36           0.21
Portfolio turnover                             25              91             125           141              283            227
Net assets at end of period
(000 omitted)                             $87,445         $86,309        $122,728      $133,502         $285,467       $196,501
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 11/30
                                           ENDED       ------------------------------------------------------------------------
CLASS J                                  5/31/07             2006            2005          2004             2003           2002
                                     (UNAUDITED)

Net asset value, beginning of period      $12.40           $11.56          $10.77        $10.06            $9.17         $11.77
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                 $(0.00)(w)       $(0.06)         $(0.07)       $(0.03)          $(0.06)        $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.93             0.90            0.86          0.74             0.95          (2.52)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.93            $0.84           $0.79         $0.71            $0.89         $(2.60)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $13.33           $12.40          $11.56        $10.77           $10.06          $9.17
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  7.50(n)          7.27            7.34          7.06(b)          9.71(j)      (22.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)       1.57(a)          1.58            1.60          1.56             1.61           1.59
Expenses after expense reductions(f)        1.57(a)          1.58            1.60          1.56              N/A            N/A
Net investment loss                        (0.06)(a)        (0.48)          (0.67)        (0.25)           (0.66)         (0.79)
Portfolio turnover                            25               91             125           141              283            227
Net assets at end of period
(000 omitted)                             $1,140           $1,606          $1,952        $7,630          $10,368         $3,284
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                           YEARS ENDED 11/30
                                                     ENDED      ------------------------------------------------------------
CLASS R                                            5/31/07            2006            2005            2004           2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $13.75          $12.76          $11.87          $11.02             $9.23
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.03           $0.00(w)       $(0.02)          $0.05            $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.05            0.99            0.95            0.80              1.80
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.08           $0.99           $0.93           $0.85             $1.79
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--             $--          $(0.04)            $--               $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.83          $13.75          $12.76          $11.87            $11.02
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               7.85(n)         7.76            7.89            7.71(b)          19.39(j)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.07(a)         1.08            1.12            1.07              1.10(a)
Expenses after expense reductions (f)                 1.07(a)         1.08            1.12            1.07               N/A
Net investment income (loss)                          0.37(a)         0.03           (0.17)           0.42             (0.15)(a)
Portfolio turnover                                      25              91             125             141               283
Net assets at end of period (000 omitted)          $25,105         $49,392         $51,749         $29,239           $14,105
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS               YEARS ENDED 11/30
                                                                           ENDED       ------------------------------
CLASS R1                                                                 5/31/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $12.48            $11.66            $10.86
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                 $(0.01)           $(0.07)           $(0.06)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          0.95              0.89              0.86
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.94             $0.82             $0.80
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $13.42            $12.48            $11.66
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.53(n)           7.03              7.37(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.73(a)           1.77              1.82(a)
Expenses after expense reductions (f)                                       1.67(a)           1.67              1.78(a)
Net investment loss                                                        (0.15)(a)         (0.56)            (0.80)(a)
Portfolio turnover                                                            25                91               125
Net assets at end of period (000 omitted)                                 $3,271            $2,495            $1,008
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                YEARS ENDED 11/30
                                                                          ENDED       ------------------------------
CLASS R2                                                                5/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $12.57            $11.69            $10.86
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.01            $(0.03)           $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         0.95              0.91              0.87
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.96             $0.88             $0.83
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.53            $12.57            $11.69
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    7.64(n)           7.53              7.64(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.41(a)           1.48              1.51(a)
Expenses after expense reductions (f)                                      1.32(a)           1.33              1.47(a)
Net investment income (loss)                                               0.19(a)          (0.22)            (0.54)(a)
Portfolio turnover                                                           25                91               125
Net assets at end of period (000 omitted)                                $1,252              $392              $274
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                               YEARS ENDED 11/30
                                                     ENDED      ----------------------------------------------------------
CLASS R3                                           5/31/07            2006            2005            2004         2003(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $13.61          $12.64          $11.82          $11.02          $11.02
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.02          $(0.01)         $(0.04)          $0.00(w)       $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    1.03            0.98            0.94            0.80           (0.00)(g)(w)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.05           $0.97           $0.90           $0.80          $(0.00)(w)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--             $--          $(0.08)            $--             $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.66          $13.61          $12.64          $11.82          $11.02
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               7.71(n)         7.67            7.64            7.26(b)         0.00(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.28(a)         1.32            1.37            1.33            1.44(a)
Expenses after expense reductions (f)                 1.22(a)         1.22            1.34            1.33             N/A
Net investment income (loss)                          0.33(a)        (0.11)          (0.37)           0.03           (0.34)(a)
Portfolio turnover                                      25              91             125             141             283
Net assets at end of period (000 omitted)          $14,705          $8,091          $4,216            $708              $5
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS              YEARS ENDED 11/30
                                                                           ENDED       -----------------------------
CLASS R4                                                                 5/31/07              2006           2005(i)
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $13.78            $12.77            $11.83
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                         $0.04             $0.02            $(0.01)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          1.04              0.99              0.95
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.08             $1.01             $0.94
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.86            $13.78            $12.77
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     7.84(n)           7.91              7.95(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.97(a)           0.96              1.03(a)
Expenses after expense reductions (f)                                       0.97(a)           0.96              1.03(a)
Net investment income (loss)                                                0.57(a)           0.15             (0.11)(a)
Portfolio turnover                                                            25                91               125
Net assets at end of period (000 omitted)                                $15,516           $11,375            $1,016
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS               YEARS ENDED 11/30
                                                                          ENDED       ------------------------------
CLASS R5                                                                5/31/07               2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $13.85             $12.80            $11.83
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.06              $0.06             $0.03
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.06               0.99              0.94
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.12              $1.05             $0.97
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.97             $13.85            $12.80
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    8.09(n)            8.20              8.20(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     0.67(a)            0.68              0.70(a)
Expenses after expense reductions (f)                                      0.67(a)            0.68              0.70(a)
Net investment income                                                      0.91(a)            0.43              0.48(a)
Portfolio turnover                                                           25                 91               125
Net assets at end of period (000 omitted)                              $240,325           $136,104           $97,541
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                  YEARS ENDED 11/30
                                              ENDED      --------------------------------------------------------------------
CLASS 529A                                  5/31/07            2006            2005          2004          2003       2002(i)
                                        (UNAUDITED)

Net asset value, beginning of period         $13.63          $12.66          $11.79        $10.96         $9.97         $9.72
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $0.03          $(0.01)         $(0.03)        $0.04        $(0.02)      $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     1.03            0.98            0.94          0.79          1.01          0.25
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.06           $0.97           $0.91         $0.83         $0.99         $0.25
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $--             $--          $(0.04)          $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $14.69          $13.63          $12.66        $11.79        $10.96         $9.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     7.78(n)         7.66            7.77          7.57(b)       9.93(j)       2.57(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.17(a)         1.18            1.22          1.17          1.20          1.19(a)
Expenses after expense reductions (f)          1.17(a)         1.18            1.22          1.17           N/A           N/A
Net investment income (loss)                   0.38(a)        (0.07)          (0.27)         0.39         (0.24)        (0.16)(a)
Portfolio turnover                               25              91             125           141           283           227
Net assets at end of period
(000 Omitted)                                $6,241          $3,791          $3,203        $2,070        $1,068           $95
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 11/30
                                             ENDED      ---------------------------------------------------------------------
CLASS 529B                                 5/31/07            2006            2005           2004          2003       2002(i)
                                       (UNAUDITED)

Net asset value, beginning of period        $12.40          $11.59          $10.83         $10.13         $9.26         $9.05
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.02)         $(0.09)         $(0.10)        $(0.03)       $(0.08)      $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.93            0.90            0.86           0.73          0.95          0.23
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.91           $0.81           $0.76          $0.70         $0.87         $0.21
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.31          $12.40          $11.59         $10.83        $10.13         $9.26
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    7.34(n)         6.99            7.02           6.91(b)       9.40(j)       2.32(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.82(a)         1.83            1.87           1.81          1.85          1.84(a)
Expenses after expense reductions (f)         1.82(a)         1.83            1.87           1.81           N/A           N/A
Net investment loss                          (0.26)(a)       (0.73)          (0.92)         (0.30)        (0.89)        (0.78)(a)
Portfolio turnover                              25              91             125            141           283           227
Net assets at end of period
(000 Omitted)                               $1,014            $587            $589           $478          $285           $24
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                   YEARS ENDED 11/30
                                             ENDED      ----------------------------------------------------------------------
CLASS 529C                                 5/31/07            2006            2005            2004          2003       2002(i)
                                       (UNAUDITED)

Net asset value, beginning of period        $12.34          $11.54          $10.78          $10.09         $9.22         $9.01
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.02)         $(0.09)         $(0.10)         $(0.04)       $(0.08)       $(0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.94            0.89            0.86            0.73          0.95          0.23
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.92           $0.80           $0.76           $0.69         $0.87         $0.21
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.26          $12.34          $11.54          $10.78        $10.09         $9.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    7.46(n)         6.93            7.05            6.84(b)       9.44(j)       2.33(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.82(a)         1.83            1.87            1.81          1.86          1.84(a)
Expenses after expense reductions (f)         1.82(a)         1.83            1.87            1.81           N/A           N/A
Net investment loss                          (0.28)(a)       (0.72)          (0.92)          (0.34)        (0.88)        (0.81)(a)
Portfolio turnover                              25              91             125             141           283           227
Net assets at end of period
(000 Omitted)                               $1,393            $996            $952            $765          $606           $32
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A,
    Class B, Class C, Class I, Class J, Class R, Class R3, Class 529A, Class 529B and Class 529C total returns for the year ended November 30, 2004 would have each been lower by 0.25%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(j) The fund's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of less than $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, the Class A, Class B, Class C, Class I, Class J, Class R,
    Class 529A, Class 529B and Class 529C total returns for the year ended November 30, 2003 would have been lower by approximately 0.07%, 0.08%, 0.08%, 0.07%, 0.09%, 0.08%, 0.08%, 0.09%, and 0.09%, respectively.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the year ended November 30, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07

          Cost of investments                         $5,323,313,141
          ----------------------------------------------------------
          Gross appreciation                            $619,697,547
          Gross depreciation                            (139,679,286)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $480,018,261

          AS OF 11/30/06

          Capital loss carryforwards                  (4,412,673,491)
          Other temporary differences                       (200,479)
          Net unrealized appreciation (depreciation)     284,903,960

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              11/30/09                           $(2,112,952,292)
              11/30/10                            (2,299,721,199)
              --------------------------------------------------
                                                 $(4,412,673,491)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $74,635 and $980 for the six months ended May 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $6,557,367
Class B                             0.75%              0.25%              1.00%             1.00%           6,132,272
Class C                             0.75%              0.25%              1.00%             1.00%           2,110,241
Class J (f)                         0.75%              0.25%              1.00%             1.00%               8,801
Class R                             0.25%              0.25%              0.50%             0.50%              88,728
Class R1                            0.50%              0.25%              0.75%             0.75%              10,320
Class R2                            0.25%              0.25%              0.50%             0.50%               1,856
Class R3                            0.25%              0.25%              0.50%             0.50%              26,712
Class R4                               --              0.25%              0.25%             0.25%              16,944
Class 529A                          0.25%              0.25%              0.50%             0.35%               8,175
Class 529B                          0.75%              0.25%              1.00%             1.00%               3,710
Class 529C                          0.75%              0.25%              1.00%             1.00%               5,653
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                       $14,970,779

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    May 31, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to
    March 1, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.
(f) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $31,160
              Class B                                    739,697
              Class C                                     11,460
              Class 529B                                     404
              Class 529C                                      --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended May 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $5,839
              Class 529B                                     927
              Class 529C                                   1,413
              --------------------------------------------------
              Total Program Manager Fees                  $8,179

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2007, the fee was $1,670,619, which equated to 0.0582% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,389,709. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.0106% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended May 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                         BEGINNING OF                                  ANNUAL
                                       PERIOD THROUGH           EFFECTIVE           EFFECTIVE               TOTAL
                                              3/31/07             4/01/07             RATE(g)              AMOUNT

Class R1                                        0.45%               0.35%               0.35%              $5,676
Class R2                                        0.40%               0.25%               0.25%               1,270
Class R3                                        0.25%               0.15%               0.15%              11,038
Class R4                                        0.15%               0.15%               0.15%              10,137
Class R5                                        0.10%               0.10%               0.10%              94,694
-----------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                   $122,815

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended May 31, 2007, the waiver amounted to $4,228 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $6,148. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $10,414. Both amounts are included in independent trustees' compensation for the six months ended May 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $225,471 at May 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $75,285 of deferred trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2007, the fee paid to Tarantino LLC was $22,547. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $14,390, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,406,785,044 and $2,215,984,238, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                        YEAR ENDED
                                                  5/31/07                             11/30/06
                                        SHARES             AMOUNT            SHARES             AMOUNT
Shares sold

  Class A                               34,080,267        $478,396,533       49,929,965        $649,122,488
  Class B                                1,755,850          22,321,513        4,860,154          57,749,301
  Class C                                  631,455           7,999,533        2,004,288          23,718,072
  Class I                                  492,429           7,030,124        1,628,793          21,727,740
  Class J                                   42,731             530,616           25,799             307,654
  Class R                                  244,012           3,396,046        1,034,455          13,469,068
  Class R1                                 269,930           3,405,532          167,481           1,993,453
  Class R2                                  93,258           1,203,905           54,385             642,360
  Class R3                               1,020,994          14,021,592          604,710           7,744,164
  Class R4                               1,215,758          17,033,877          983,844          12,845,742
  Class R5                               9,271,926         130,285,176        5,413,572          70,930,770
  Class 529A                               180,111           2,487,152           55,667             719,090
  Class 529B                                33,997             424,102            4,902              57,670
  Class 529C                                34,631             432,539            9,754             115,236
-----------------------------------------------------------------------------------------------------------
                                        49,367,349        $688,968,240       66,777,769        $861,142,808

Shares reacquired

  Class A                              (62,417,222)      $(876,728,235)    (137,928,490)    $(1,795,845,918)
  Class B                              (31,739,050)       (405,095,688)     (60,685,449)       (719,139,930)
  Class C                               (6,146,309)        (77,987,532)     (16,095,540)       (190,297,812)
  Class I                                 (876,346)        (12,580,810)      (4,944,413)        (65,495,428)
  Class J                                  (86,790)         (1,119,795)         (65,190)           (766,213)
  Class R                               (2,142,621)        (30,217,230)      (1,499,227)        (19,461,640)
  Class R1                                (226,030)         (2,846,644)         (54,142)           (642,263)
  Class R2                                 (31,951)           (408,287)         (46,644)           (561,261)
  Class R3                                (612,554)         (8,454,629)        (343,865)         (4,449,422)
  Class R4                                (997,301)        (13,946,824)        (237,928)         (3,074,818)
  Class R5                              (3,040,292)        (43,092,352)      (3,209,880)        (42,087,024)
  Class 529A                               (33,324)           (460,393)         (30,620)           (392,949)
  Class 529B                                (5,155)            (65,198)          (8,403)            (95,393)
  Class 529C                               (10,249)           (131,016)         (11,587)           (135,907)
-----------------------------------------------------------------------------------------------------------
                                      (108,365,194)    $(1,473,134,633)    (225,161,378)    $(2,842,445,978)

Net change

  Class A                              (28,336,955)      $(398,331,702)     (87,998,525)    $(1,146,723,430)
  Class B                              (29,983,200)       (382,774,175)     (55,825,295)       (661,390,629)
  Class C                               (5,514,854)        (69,987,999)     (14,091,252)       (166,579,740)
  Class I                                 (383,917)         (5,550,686)      (3,315,620)        (43,767,688)
  Class J                                  (44,059)           (589,179)         (39,391)           (458,559)
  Class R                               (1,898,609)        (26,821,184)        (464,772)         (5,992,572)
  Class R1                                  43,900             558,888          113,339           1,351,190
  Class R2                                  61,307             795,618            7,741              81,099
  Class R3                                 408,440           5,566,963          260,845           3,294,742
  Class R4                                 218,457           3,087,053          745,916           9,770,924
  Class R5                               6,231,634          87,192,824        2,203,692          28,843,746
  Class 529A                               146,787           2,026,759           25,047             326,141
  Class 529B                                28,842             358,904          (3,501)            (37,723)
  Class 529C                                24,382             301,523          (1,833)            (20,671)
-----------------------------------------------------------------------------------------------------------
                                       (58,997,845)      $(784,166,393)    (158,383,609)    $(1,981,303,170)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2007, the fund's commitment fee and interest expense were $17,131 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENT

On February 27, 2007, the trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Growth Opportunities Fund would be reorganized into Massachusetts Investors Growth Stock Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Growth Opportunities Fund to the Massachusetts Investors Growth Stock Fund and the assumption by the Massachusetts Investors Growth Stock Fund of the liabilities of the MFS Growth Opportunities Fund in exchange solely for shares of beneficial interest in the Massachusetts Investors Growth Stock Fund. Immediately following the transfer, the Massachusetts Investors Growth Stock Fund shares received by the MFS Growth Opportunities Fund will be distributed to shareholders, pro rata, and the MFS Growth Opportunities Fund will be liquidated and terminated. The reorganization occurred on June 22, 2007.

Effective June 15, 2007, Class J shares of the fund were terminated.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O.Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
Shareholders                              Boston, MA 02116-3741
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m.to 8 p.m.ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m.to 8 p.m.ET

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Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.